General and administrative expense	12 Months Ended
Dec. 31, 2020
General and administrative expense
General and administrative expense

25      General and administrative expense

General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Staff Costs	47,644	80,494	58,679
Occupancy Costs	5,091	1,582	1,392
Professional fees	9,830	14,300	11,301
Travel and entertainment	3,596	5,232	1,520
Office and related expenses	5,354	7,494	6,449
General sub-contracts	2,835	5,168	1,412
Bank fees & payment costs	2,980	2,893	1,704
Bad debt expense / reversal	4,436	5,877	4,885
Tax expenses	4,778	5,538	8,190
Tax provisions	5,271	6,068	4,736
Depreciation and amortization	2,166	7,906	8,133
Other general and administrative expense	944	1,973	7,263
General and administrative expense	94,925	144,525	115,664

Staff costs expense includes share options granted to eligible employees of EUR 21,647 thousand (2019: EUR 37,267 thousand and 2018: EUR 17,409 thousand).

As of December 31, 2020 Tax expenses includes mainly withholding taxes related to management fees and VAT.

As of December 31, 2020 Tax provisions includes EUR 3,987 thousand (December 31, 2019: EUR 4,372 thousand) for provisions related to withholding taxes and EUR 509 thousand (December 31, 2019: EUR 2,438 thousand) related to VAT.

As of December 31, 2020 Other general and administrative expense includes EUR 4,294 thousand for the class action settlement described in Note 16, and EUR 2,750 thousand (December 31, 2019: EUR 1,580 thousand) for insurance premiums.